SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment, Estimated Useful Lives
%
Computers, peripheral equipment and electronic equipment	15 - 33
Office furniture and equipment	6 - 14
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of Total Accumulated Other Comprehensive Loss, Net
	Year ended December 31,
	2012	2013	2014

Accumulated foreign currency translation differences	$-	$(296)	$(383)
Accumulated income (loss) on derivatives	-	33	(2,567)

Total accumulated other comprehensive loss, net	$-	$(263)	$(2,950)